Bank Loans (Details) - Schedule of bank loans - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bank Loans Abstract
Mortgage loan	$ 4,809,065	$ 5,493,475	$ 5,064,142
Line of revolving loan	5,265,610	4,913,557	6,322,417
100% Guarantee bank loan	670,377
Total bank loans	10,745,052	10,407,032	11,386,559
Current portion	5,362,061	5,584,788	6,446,139
Long-term portion (more than 12 months)	5,382,991	4,822,244	4,940,420
Total bank loans	$ 10,745,052	$ 10,407,032	$ 11,386,559